UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 30350 / January 15, 2013

________________________________________________

In the Matter of :

:

Franklin Advisers, Inc. :

Franklin ETF Trust :

Franklin Templeton Distributors, Inc. :

:

One Franklin Parkway :

San Mateo, CA 94403-1906 :

:

(812-14042) :

________________________________________________:

ORDER UNDER SECTIONS 6(c), 12(d)(1)(J) AND 17(b) OF THE INVESTMENT

COMPANY ACT OF 1940

Franklin Advisers, Inc., Franklin ETF Trust, and Franklin Templeton

Distributors, Inc. filed an

application on June 8, 2012, and amendments to the application on

October 26, 2012, and

December 18, 2012, requesting an order under section 6(c) of the

Investment Company Act of

1940 ("Act") for an exemption from sections 2(a)(32), 5(a)(1),

22(d) and 22(e) of the Act and

rule 22c-1 under the Act, under section 12(d)(1)(J) of the Act for an exemption from sections

12(d)(1)(A) and 12(d)(1)(B) of the Act, and under sections 6(c)

and 17(b) of the Act for an

exemption from sections 17(a)(1) and 17(a)(2) of the Act.

The order permits: (a) actively managed series of certain

open-end management investment

companies to issue shares ("Shares") redeemable in large

aggregations only ("Creation Units");

(b) secondary market transactions in Shares to occur at

negotiated market prices; (c) certain

series to pay redemption proceeds, under certain circumstances,

 more than seven days after the

tender of Shares for redemption; (d) certain affiliated persons of the series to deposit securities

into, and receive securities from, the series in connection with the purchase and redemption of

Creation Units; and (e) certain registered management investment companies and unit

investment trusts outside of the same group of investment companies as the series to acquire

Shares.

On December 19, 2012, a notice of the filing of the application was issued (Investment Company

Act Release No. 30312). The notice gave interested persons an opportunity to request a hearing

and stated that an order disposing of the application would be issued unless a hearing was

ordered. No request for a hearing has been filed, and the

Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the

application, as amended, that granting the requested exemptions is appropriate in and consistent

with the public interest and consistent with the protection of investors and the purposes fairly

intended by the policy and provisions of the Act.

It is further found that the terms of the proposed transactions,

 including the consideration to be

paid or received, are reasonable and fair and do not involve overreaching on the part of any

person concerned, and that the proposed transactions are

consistent with the policy of each

registered investment company concerned and with the general purposes of the Act.

Accordingly, in the matter of Franklin Advisers, Inc., et al.

(File No. 812-14042),

IT IS ORDERED, under section 6(c) of the Act, that the requested exemption from sections

2(a)(32), 5(a)(1), 22(d) and 22(e) of the Act and rule 22c-1 under the Act is granted, effective

immediately, subject to the conditions contained in the application,

 as amended.

IT IS FURTHER ORDERED, under section 12(d)(1)(J) of the Act, that the requested exemption

from sections 12(d)(1)(A) and 12(d)(1)(B) of the Act is granted,

 effective immediately, subject

to the conditions contained in the application, as amended.

IT IS FURTHER ORDERED, under sections 6(c) and 17(b) of the Act,

 that the requested

exemption from sections 17(a)(1) and 17(a)(2) of the Act is granted,

 effective immediately,

subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Kevin M. O'Neill

Deputy Secretary